Patent Licenses - Additional Information (Detail)					12 Months Ended
	Feb. 07, 2013 Installment	May. 14, 2004 USD ($)	Feb. 13, 2004 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Option and license fees		$ 400,000	$ 22,500	$ 340,000
Patent acquisition costs					$ 3,102,000
UMass IP [Member]
Finite-Lived Intangible Assets [Line Items]
Option and license fees					75,000	$ 75,000
Obligation to pay royalties (Ranged)	0.25%
Minimum annual license fee					150,000	$ 75,000
Number of installments | Installment	2
UMass IP [Member] | Minimum [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)	6.00%
UMass IP [Member] | Maximum [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)	12.00%
Ocata IP [Member]
Finite-Lived Intangible Assets [Line Items]
Patent acquisition costs					$ 747,000